TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
TAXES ON INCOME [Abstract]
Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	$ (1,221)		$ 806		$ 748
Statutory tax rates	26.50%		25.00%		25.00%
Theoretical tax benefit calculated	(324)		202		187
Other	182		(118)		15
Changed in liability for undistributed income of subsidiaries	29		132
Change in valuation allowance	1,724		(2,540)		1,095
Loss on investment in subsidiaries					(1,098)
Adjustment to net loss carryforward			142
Change in effective corporate tax rates			(757)
Tax benefit arising from "Beneficiating and Preferred" Enterprises	40	[1]	(70)	[1]	(146)	[1]
Foreign tax rate differential in subsidiaries	(17)		34		(1)
Total	1,958		(3,177)		(135)
Income tax expense (benefit)	$ 1,634		$ (2,975)		$ 52

[1]	Net earnings per share - amounts of the benefit resulting from the Approved and Preferred Enterprises: 2014 - $0.01 2013- $ 0.01, 2012- $ 0.02.